RISK MANAGEMENT - Impact of Changes in Interest Rates (Details) - Interest rate risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
50 bps increase
Disclosure of nature and extent of risks arising from financial instruments [line items]
Movement in liabilities	$ 103	$ 63
Movement in assets	(248)	(62)
Tax effect	(4)	0
Impact on comprehensive income	(149)	1
50 bps decrease
Disclosure of nature and extent of risks arising from financial instruments [line items]
Movement in liabilities	(105)	(63)
Movement in assets	329	62
Tax effect	4	0
Impact on comprehensive income	$ 228	$ (1)